Income Taxes - Summary of Disclosing Information Relating to Tax Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Loss before taxes	€ (94,080)	€ (73,806)	€ (43,686)
Expected taxes applying the domestic tax rate of 28.648% (previous year: 27.725%)	(26,952)	(20,463)
Effect of income tax rate change	52	0
Foreign tax rate differential	97	(19)
Tax effect of expenses that are not deductible for tax purposes / tax adjustments	445	267
Tax effect from losses incurred in the current year and deductible temporary differences for which no deferred taxes were recognized	25,670	18,160
Recognition of previously unrecognized deferred tax assets from deductible temporary differences and on loss carryforwards and reversal of deductible temporary differences / utilization of loss carryforwards for which no deferred taxes were previously recognized	(189)	(448)
Write-up/-down of deferred tax assets	1,164	451
Effect of equity-settled share-based payments	66	1,630
Permanent effects from equity transactions and investments	(292)	0
Other	(613)	399
Tax expense for the fiscal year	€ (552)	€ (24)	€ 1,791